Condensed Schedule of Investments (USD $)	Dec. 31, 2013		Dec. 31, 2012
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ 2,823,891		$ 1,617,474
Percentage of Partners' Capital (in hundredths)	6.18%		2.56%
Unrealized Currency Gain/(Loss)	857,065		802,973
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	1.88%		1.27%
Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	734,160		436,389
Percentage of Partners' Capital (in hundredths)	1.61%		0.69%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(206,531)		(162,622)
Percentage of Partners' Capital (in hundredths)	(0.45%)		(0.26%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,058,008		696,764
Percentage of Partners' Capital (in hundredths)	2.32%		1.10%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	66,283		(141,431)
Percentage of Partners' Capital (in hundredths)	0.14%		(0.22%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(183,600)		43,678
Percentage of Partners' Capital (in hundredths)	(0.40%)		0.07%
Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,232,666		378,112
Percentage of Partners' Capital (in hundredths)	2.69%		0.60%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	458,825		131,102
Percentage of Partners' Capital (in hundredths)	1.00%		0.21%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(8,260)		(7,075)
Percentage of Partners' Capital (in hundredths)	(0.02%)		(0.01%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	210,838		261,013
Percentage of Partners' Capital (in hundredths)	0.46%		0.41%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	571,263		(6,928)
Percentage of Partners' Capital (in hundredths)	1.25%		(0.01%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(1,225,581)		(1,105,501)
Percentage of Partners' Capital (in hundredths)	(3.44%)		(2.58%)
Unrealized Currency Gain/(Loss)	(2,388,713)		(2,389,680)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(6.70%)		(5.57%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	684,801		300,874
Percentage of Partners' Capital (in hundredths)	1.92%		0.70%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(202,494)		38,598
Percentage of Partners' Capital (in hundredths)	(0.57%)		0.09%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	968,426		220,543
Percentage of Partners' Capital (in hundredths)	2.72%		0.51%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	47,626		(64,204)
Percentage of Partners' Capital (in hundredths)	0.13%		(0.15%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(128,757)		105,937
Percentage of Partners' Capital (in hundredths)	(0.36%)		0.25%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	478,331		983,305
Percentage of Partners' Capital (in hundredths)	1.34%		2.29%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	181,360		99,255
Percentage of Partners' Capital (in hundredths)	0.51%		0.23%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(4,207)		(12,055)
Percentage of Partners' Capital (in hundredths)	(0.01%)		(0.03%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	183,670		969,362
Percentage of Partners' Capital (in hundredths)	0.51%		2.26%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	117,508		(73,257)
Percentage of Partners' Capital (in hundredths)	0.33%		(0.17%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,791,720		687,712
Percentage of Partners' Capital (in hundredths)	4.79%		1.58%
Unrealized Currency Gain/(Loss)	(37,574)		(43,191)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(0.10%)		(0.10%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,111,324		140,725
Percentage of Partners' Capital (in hundredths)	2.97%		0.32%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(47,904)		(301,441)
Percentage of Partners' Capital (in hundredths)	(0.13%)		(0.69%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,314,309		201,986
Percentage of Partners' Capital (in hundredths)	3.51%		0.46%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	143,958		47,097
Percentage of Partners' Capital (in hundredths)	0.39%		0.11%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(299,039)		193,083
Percentage of Partners' Capital (in hundredths)	(0.80%)		0.44%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	717,970		590,178
Percentage of Partners' Capital (in hundredths)	1.92%		1.36%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	388,301		(182,571)
Percentage of Partners' Capital (in hundredths)	1.04%		(0.42%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(150)		(1,063)
Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.00%	[1]
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	293,842		779,360
Percentage of Partners' Capital (in hundredths)	0.79%		1.79%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ 35,977		$ (5,548)
Percentage of Partners' Capital (in hundredths)	0.09%		(0.01%)

[1]	Amount less than 0.005%.